Summary of Significant Accounting Policies (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Summary of Significant Accounting Policies (Additional Information)
Uncollectible receivables			$ 690,830
Valuation allowance against net deferred tax assets percentage		25.00%	13.06%
Description of income taxes			The amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of December 31, 2019.
FDIC limit of depositor			$ 250,000
Warrant [Member]
Summary of Significant Accounting Policies (Additional Information)
Anti-dilutive shares			48,498
Share-based Payment Arrangement [Member]
Summary of Significant Accounting Policies (Additional Information)
Anti-dilutive shares			837,479
Restricted Stock [Member]
Summary of Significant Accounting Policies (Additional Information)
Anti-dilutive shares			156,091